Schedule of Reconciliation of Statutory Income Tax Rate (Details) - USD ($)		12 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Income Tax Disclosure [Abstract]
Applicable income tax rate		12.00%	12.00%	12.00%
Income before income taxes		$ 1,290,469	$ 980,866	$ 468,350
Income tax expense at applicable income tax rate		154,856	117,704	56,202
Non-deductible expenses		12,804	26,340	5,977
Tax effect of overseas withholding tax	[1]	34,827	71,070
Over-provision in prior years	[2]	(19,103)	(29,842)
Change in valuation allowance		106,950	9,187
Tax effect of tax allowance		(1,200)	(12,309)	(13,387)
Income tax expense		$ 289,134	$ 182,150	$ 48,792

[1]	The tax effect of overseas withholding tax results in a higher effective tax rate compared to the local statutory tax rate in Macau. This difference arises because the withholding tax is applied to the gross income, while the local statutory tax rate is applied to the net income after deducting relevant expenses.
[2]	The over-provision in prior years mainly resulted from a different tax period of a subsidiary. Losses recognized by the subsidiary subsequent to the Company’s reporting year were used to offset the profit generated by the subsidiary in its tax year, reducing the actual tax amount incurred.